Statements Of Convertible Preferred Stock, Stockholders' Deficit And Members' Equity (Parenthetical)	3 Months Ended
Jun. 30, 2022 USD ($)
Share issuance costs	$ 7,500,000
Series A Convertible Preferred Stock
Share issuance costs	$ 161,535